Certain Balance Sheet Accounts	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Certain Balance Sheet Accounts

8. Certain Balance Sheet Accounts

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of September 30 (in thousands):

	2014	2013
Prepaid business expense	$2,514	$2,906
Prepaid insurance	1,185	1,309
Anticipated insurance recoveries	6,637	9,966
Other	5,871	4,460

Prepaid expenses and other current assets	$16,207	$18,641

Other Accrued Liabilities

Other accrued liabilities consist of the following as of September 30 (in thousands):

	2014	2013
Accrued insurance	$15,464	$18,756
Accrued swap valuation liability	—	3,165
Overpayments	6,746	7,678
Due to third party payors	3,727	3,569
Accrued interest	3,465	4,100
Other	19,918	7,798

Other accrued liabilities	$49,320	$45,066

Other Long-Term Liabilities

Other long-term liabilities consist of the following as of September 30 (in thousands):

	2014	2013
Accrued self-insurance reserves	$54,037	$54,781
Other	15,277	14,155

Other long-term liabilities	$69,314	$68,936